Restricted Net Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Restricted Net Assets [Abstract]
Annual after-tax profit percentage	10.00%
Registered capital percentage	50.00%
Net assets restricted	$ 335,696	$ 335,696